REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
REVENUE
Disaggregation of Revenue

The following table provides information on the disaggregation of revenue as recorded in the consolidated statements of operations (in thousands):

	March 31,
	2021	2020
Partnership hardware revenue	$10,539	$718
Partnership service revenue	36	—
Host customer service revenue	4,845	3,393
Total revenue	$15,420	$4,111

The following table provides information on the disaggregation of revenue as recorded in the consolidated statements of operations (in thousands):

	December 31,
	2020	2019
Partnership hardware revenue	$20,662	$4,070
Partnership service revenue	51	6
Host customer service revenue	15,594	13,476
Total revenue	$36,307	$17,552

Remaining Performance Obligations

	Total remaining	Percent Expected to be Recognized as Revenue
	performance	Less than	Two to	Greater than
	obligations	one year	five years	five year
	(in thousands, except percentages)
Service revenue	$114,440	13%	48%	39%
Hardware revenue	57,989	100%	—%	—%
Total revenue	$172,429

	Total
	remaining	Percent expected to be recognized as revenue
	performance	Less than	Two to	Greater
	obligations	one year	five years	than five year

		(in thousands, except percentages)
Service revenue	$107,909	13%	50%	37%
Hardware revenue	41,012	100%	—	—
Total revenue	$148,921

Contract Balances

Beginning balance as of January 1, 2021	$52,410
Upfront payments received from customers	12,053
Upfront or annual incentive payments received	1,772
Revenue recognized related to amounts that were included in beginning balance of deferred revenue	(9,860)
Revenue recognized related to deferred revenue generated during the period	(973)
Ending balance as of March 31, 2021	$55,402

	December 31,
	2020	2019
Beginning balance at January 1,	$20,728	$11,859
Upfront payments received from customers	40,481	6,698
Upfront or annual incentive payments received	8,015	8,240
Revenue recognized related to amounts that were included in beginning balance of deferred revenue	(9,764)	(4,830)
Revenue recognized	(7,050)	(1,239)
Ending balance at December 31,	$52,410	$20,728